Lease Operations (Schedule of Minimum Future Rentals on Non-cancellable Leases) (Details) $ in Millions	Dec. 31, 2015 USD ($)
Leases [Abstract]
2016	$ 265
2017	276
2018	279
2019	282
2020	283
2021 and thereafter	588
Total minimum future rentals	$ 1,973